UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2026

Tuttle Capital Bitcoin 0DTE Covered Call ETF

ITEM 1.(a).  Reports to Stockholders.

Tuttle Capital Bitcoin 0DTE Covered Call ETF Tailored Shareholder Report

semi-annual shareholder report June 30, 2026 Tuttle Capital Bitcoin 0DTE Covered Call ETF ticker: BITK (Listed on the Cboe BZX Exchange, Inc)

This semi-annual shareholder report contains important information about the Tuttle Capital Bitcoin 0DTE Covered Call ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at . You can also contact us at (833) 759-6110.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tuttle Capital Bitcoin 0DTE Covered Call ETF	$164	0.99%¹
¹	Annualized.

Key Fund Statistics

(as of June 30, 2026 )

Fund Net Assets	$1,826,874
Number of Holdings	3
Total Net Advisory Fee	$17,578
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026 )

Portfolio Breakdown

Holdings
US Treasury Bill 09/03/2026	114.70%
iShares Bitcoin Trust Purchased Call Option 11/20/26	2.43%
iShares Bitcoin Trust Written Put Option 11/20/26	(32.60%)

Material Changes

Fund Liquidation

On June 26, 2026, the Board of Trustees approved a Plan of Liquidation for the Fund. The Fund ceased trading and was closed to purchases on July 10, 2026, and completed its liquidation and termination on July 17, 2026. In preparation for the liquidation, the Advisor liquidated the Fund's portfolio, resulting in increased cash positions, deviations from the Fund's stated investment objective and strategies, and the incurrence of liquidation-related expenses.

For additional information about the Fund, including its prospectus, financial statements and other information, holdings and proxy information, visit www.incomeblastetfs.com/etf/bitk.

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

TUTTLE CAPITAL BITCOIN 0DTE

COVERED CALL ETF

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended June 30, 2026 (unaudited)

TUTTLE CAPITAL BITCOIN 0DTE COVERED CALL ETF

Schedule of Investments	June 30, 2026 (unaudited)

114.70%	US TREASURY BILLS(A)(B)	Principal	Value
	US Treasury Bill 09/03/2026 3.658%	$2,109,000	$2,095,351

114.70%	TOTAL US TREASURY BILLS
	(Cost: $2,095,915)		2,095,351

2.43%	OPTIONS PURCHASED(B)(C)

		Number of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
2.43%	CALL OPTIONS
	iShares Bitcoin Trust	554	$1,844,266	$44.01	11/20/2026	$44,470

2.43%	TOTAL OPTIONS PURCHASED					44,470
	(Cost: $327,288)

117.13%	TOTAL INVESTMENTS					2,139,821
	(Cost: $2,423,203)
(17.13%)	Liabilities in excess of other assets					(312,947)
100.00%	NET ASSETS					$1,826,874

	(A)Zero coupon security. (B)All or a portion of the security is held as collateral for options written. (C)Non-income producing.

See Notes to Financial Statements

TUTTLE CAPITAL BITCOIN 0DTE COVERED CALL ETF

Schedule of Options Written	June 30, 2026 (unaudited)

(32.60%)	OPTIONS WRITTEN(A)

		Number of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
(32.60%)	PUT OPTIONS
	iShares Bitcoin Trust	554	$(1,844,266)	$44.01	11/20/2026	$(595,639)

(32.60%)	TOTAL OPTIONS WRITTEN					$(595,639)
	(Premiums Received: $287,646)

	(A)Non-income producing.

TUTTLE CAPITAL BITCOIN 0DTE COVERED CALL ETF

Statement of Assets and Liabilities	June 30, 2026 (unaudited)

ASSETS
Investments at value(1) (Note 1)	$2,139,821
Cash held at broker (Note 1)	285,620
Interest receivable	7
TOTAL ASSETS	2,425,448

LIABILITIES
Options written at value(2) (Note 1)	595,639
Accrued advisory fees	2,271
Other payables	664
TOTAL LIABILITIES	598,574

NET ASSETS	$1,826,874

Net Assets Consist of:
Paid-in capital	$5,520,220
Distributable earnings (accumulated deficits)	(3,693,346)

Net Assets	$1,826,874

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	200,000
Net Asset Value and Offering Price Per Share	$9.13

(1) Identified cost of:	$2,423,203
(2) Premiums received of:	$287,646

See Notes to Financial Statements

TUTTLE CAPITAL BITCOIN 0DTE COVERED CALL ETF

Statement of Operations	Six Months Ended June 30, 2026 (unaudited)

INVESTMENT INCOME
Interest	$62,394
Total investment income	62,394

EXPENSES
Investment advisory fees (Note 2)	17,578
Total expenses	17,578

Net investment income (loss)	44,816

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(46,594)
Net realized gain (loss) on options purchased	(375,946)
Net realized gain (loss) on options written	(611,440)
Total net realized gain (loss)	(1,033,980)

Net change in unrealized appreciation (depreciation) of investments	(5,936)
Net change in unrealized appreciation (depreciation) of options purchased	(282,819)
Net change in unrealized appreciation (depreciation) of options written	(523,320)
Total net change in unrealized appreciation (depreciation)	(812,075)

Net realized and unrealized gain (loss)	(1,846,055)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,801,239)

See Notes to Financial Statements

TUTTLE CAPITAL BITCOIN 0DTE COVERED CALL ETF

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2026	Period Ended
	(unaudited)	December, 31 2025(1)
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$44,816	$(451)
Total net realized gain (loss)	(1,033,980)	(1,766,993)
Total net change in unrealized appreciation (depreciation)	(812,075)	220,700
Increase (decrease) in net assets from operations	(1,801,239)	(1,546,744)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(344,800)	—
Return of capital	—	(566,900)
Decrease in net assets from distributions	(344,800)	(566,900)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	—	10,261,107
Cost of shares redeemed	(3,251,174)	(923,376)
Increase (decrease) in net assets from capital stock transactions	(3,251,174)	9,337,731

NET ASSETS
Increase (decrease) during period	(5,397,213)	7,224,087
Beginning of period	7,224,087	—
End of period	$1,826,874	$7,224,087

(1) The Fund commenced operations on September 24, 2025.

See Notes to Financial Statements

TUTTLE CAPITAL BITCOIN 0DTE COVERED CALL ETF

Financial Highlights	Selected Per Share Data Throughout Each Period

	Six Months Ended	Period Ended
	June 30, 2026 (unaudited)	December 31, 2025(1)

Net asset value, beginning of period	$15.70	$25.00
Investment activities
Net investment income (loss)(2)	0.16	(0.00	) (4)
Net realized and unrealized gain (loss)(3)	(6.05)	(5.67)
Total from investment activities	(5.89)	(5.67)
Distributions
Net investment income	(0.68)	—
Return of capital	—	(3.63)
Total distributions	(0.68)	(3.63)

Net asset value, end of period	$9.13	$15.70

Total Return(5)	(36.01%)	(25.72%)

Ratios/Supplemental Data
Ratios to average net assets(6)
Expenses, gross	0.99%	4.04	% (7)
Net investment income (loss)	2.52%	(0.04%)
Portfolio turnover rate(8)	0.00%	0.00%
Net assets, end of period (000s)	$1,827	$7,224

(1) The Fund commenced operations on September 24, 2025.

(2) Per share amounts calculated using the average shares outstanding during the period.

(3) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4) Less than $(0.005).

(5) Total return is for the period indicated and has not been annualized.

(6) Ratios to average net assets have been annualized.

(7) Gross expenses, excluding interest expense, would have been 0.99% for the period ended December 31, 2025.

(8) Ratio is zero due to the Fund not having any purchases or sales of long term securities during the period.

See Notes to Financial Statements

TUTTLE CAPITAL BITCOIN 0DTE COVERED CALL ETF

Notes to Financial Statements	June 30, 2026 (unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tuttle Capital Bitcoin 0DTE Covered Call ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on September 24, 2025.

The Fund’s investment objective is to seek current income. The Fund’s secondary objective is to provide capital appreciation.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s Chief Investment Officer is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three -tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of June 30, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
US Treasury Bills	$—	$2,095,351	$—	$2,095,351
Options
Purchased	44,470	—	—	44,470
	$44,470	$2,095,351	$—	$2,139,821
Liabilities
Options Written	$(595,639)	$—	$—	$(595,639)
	$(595,639)	$—	$—	$(595,639)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the six months ended June 30, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the six months ended June 30, 2026, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid weekly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable business day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2026:

Creation Unit Shares	Creation Transaction Fee	Value
10,000	$300	$91,300

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking are secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Derivatives

The Fund seeks to generate current income from option premiums by writing (i.e., selling) call options on Bitcoin and ETFs and exchange-traded products that directly hold Bitcoin (the “Reference Asset”) that are 0DTE. Unlike a traditional covered call strategy, the Fund will not own the Reference Asset directly. Instead, the Fund will derive its “synthetic” long exposure to the price return of the Reference Asset through the use of options contracts with a longer maturity date that use the Reference Asset as the reference asset. The Fund’s long exposure will generally consist of the Fund selling puts and purchasing calls on the Reference Asset. As a buyer of call options, the Fund gains exposure to increases in the value of the Reference Asset; and as a seller of a put option, the Fund generally gain exposure to decreases in the value of the Reference Asset. When it exercises its purchased call options, the Fund will experience a gain equal to the difference between the strike price of the options contracts and the value of the Reference Asset (minus the premiums paid to the seller). The Fund will seek to use these gains in seeking capital appreciation as the purchased call options will generally provide exposure to the returns of the Reference Asset. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Reference Asset beyond a certain point, which is discussed in further detail below.

In executing the synthetic covered call strategy to seek to generate income, the Fund will on every business day sell 0DTE Reference Asset call options or Flexible Exchange® options (“FLEX Options”) with a strike price above the current value of the Reference Asset (generally referred to as “out -of-the-money”). Currently, 0DTE standard options are not available for investment (except on Fridays), although they are expected to become available. To the extent listed 0DTE call options on the Reference Asset are not available, the Fund will use FLEX Options (except on Fridays) because there are no 0DTE standard options available in the Reference Asset (except on Fridays). In using FLEX Options, the Fund will sell 1DTE or 2DTE FLEX Options in the Reference Asset, which will then enable the Fund to sell 0DTE Flex Options the next or second business day, as applicable. The Fund will continue this process for each business day except on Thursdays because the Fund will be able to purchase 0DTE standard options in the Reference Asset on Fridays. No more than 20% of a Fund’s net assets (plus borrowings for investment purposes) will be in 1DTE or 2DTE FLEX Options.

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

The following are the derivatives held, whose underlying risk exposure is equity price risk, by the Fund on June 30, 2026:

Derivative	Fair Value Assets Derivatives
Call Options Purchased	$44,470	*

Derivative	Fair Value Liabilities Derivatives
Put Options Written	$(595,639	)**

*	Statement of Assets and Liabilities location: Investments at value.

**	Statement of Assets and Liabilities location: Options written at value.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended June 30, 2026, are as follows:

Derivative	Realized Gain (Loss) on Derivatives*	Change in Unrealized Appreciation (Depreciation) of Derivatives**
Call Options Purchased	$(375,946)	$(282,819)

Call Options Written	$(209,181)	$(11,493)
Put Options Written	(402,259)	(511,827)
	$(611,440)	$(523,320)

*Statement of Operations location: Net realized gain (loss) on options purchased and options written, respectively.

**Statement of Operations location: Net change in unrealized appreciation (depreciation) of options purchased and options written, respectively.

The effect of the derivative instruments on the Statement of Operations for the six months ended June 30, 2026, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average monthly volume for the period:

Average Notional Value of:
Call Options Purchased	$3,356,312
Call Options Written	(144,400)
Put Options Written	(3,356,312)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss will be remote.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund. In addition, the Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.99%, calculated daily and payable monthly based on a percentage of the Fund’s average daily net assets.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily based on the average daily net assets of the Fund, subject to a minimum fee plus out-of-pocket expenses. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Fund’s Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out -of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Trust’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 - INVESTMENTS

During the six months ended June 30, 2026, there were no purchases and proceeds from the sale of securities other than short-term investments.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended June 30, 2026, and the period ended December 31, 2025, were as follows:

	Six Months Ended	Period Ended
	June 30, 2026	December 31, 2025
Distributions paid from:
Ordinary income	$344,800	$—
Return of capital	—	566,900
	$344,800	$566,900

As of June 30, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated Net Investment Income (Loss)	$(299,984)
Accumulated Net Realized Gain (Loss)	(2,801,987)
Net Unrealized Appreciation (Depreciation)	(591,375)
$(3,693,346)

Cost of securities for federal income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$2,135,557	$—	$(591,375)	$(591,375)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Cboe BZX Exchange, Inc. and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six Months Ended	Period Ended
	June 30, 2026	December 31, 2025
Shares sold	—	520,000
Shares redeemed	(260,000)	(60,000)
Net increase (decrease)	(260,000)	460,000

NOTE 6 - RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2026, 114.70% of the value of the net assets of the Fund were invested in US Treasury Bills.

NOTE 8 – SUBSEQUENT EVENTS

Fund Liquidations

On June 26, 2026, the Board of Trustees of ETF Opportunities Trust approved a Plan of Liquidation for the Tuttle Capital Bitcoin 0DTE Covered Call ETF (BITK) (the “Fund”), based on the recommendation of the Fund’s investment advisor, Tuttle Capital Management, LLC.

The Fund ceased trading on Cboe BZX Exchange, Inc. and was closed to purchases as of the close of regular trading on July 10, 2026 (the “Closing Date”). The Fund did not accept purchase orders after the Closing Date. Shareholders were permitted to sell their shares through the Closing Date. The Fund completed its liquidation on July 17, 2026 (the “Liquidation Date”).

On or about the Liquidation Date, the Fund distributed to shareholders of record who had not previously redeemed or sold their shares cash in an amount equal to each shareholder’s proportionate interest in the net assets of the Fund, after payment of Fund liabilities and liquidation expenses. Distributions may have also been made in cash equivalents or in-kind, as permitted under the Plan. Following completion of the distributions, the Fund terminated.

Prior to the Closing Date, the Advisor began liquidating the Fund’s portfolio, which resulted in the Fund holding increased cash positions and deviating from its stated investment objectives and strategies. The Fund incurred brokerage, transaction, and other expenses associated with the liquidation, which were determined to be extraordinary expenses.

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, no additional items require disclosure.

TUTTLE CAPITAL BITCOIN 0DTE COVERED CALL ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 9, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 9, 2026

* Print the name and title of each signing officer under his or her signature.